Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 485,895	$ 485,895
Accumulated Depreciation	(485,895)	(485,706)
Net Book Value		189
Office Equipment [Member]
Cost	45,566	45,566
Accumulated Depreciation	(45,566)	(45,377)
Net Book Value	0	189
Leasehold improvement [Member]
Cost	440,329	440,329
Accumulated Depreciation	(440,329)	(440,329)
Net Book Value	$ 0	$ 0